Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other General And Administrative Expenses [abstract]
Employee expenses	€ 3,801	€ 3,575	€ 3,363
Share-based payments	1,199	1,529	1,855
Rent	109	50	87
Insurances	1,967	1,642	1,182
Communication & Marketing	239	434	454
Consulting fees	2,870	2,254	1,747
Travel & Living	115	31	91
Post employment benefits	(55)	(7)	19
Depreciation	209	243	320
Other	92	157	197
Total General and administration	€ 10,546	€ 9,908	€ 9,315